Investments - Summary of Financial Information in Respect of Investments Accounted for Using Equity Method (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2021 USD ($)
Disclosure of associates [abstract]
Carrying amount of the Company's interest in associates accounted for using the equity method	₨ 1,464		₨ 1,383		$ 20
Company's share of net profit /(loss) of associates accounted for using the equity method in consolidated statement of income	₨ 130	$ 2	₨ 29	₨ (43)